DEPOSITS (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Schedule Of Certificates Of Deposit Fiscal Year Maturity [Line Items]
2015	$ 92,271
2016	29,106
2017	9,599
2018	3,892
2019 and thereafter	1,837
Time Deposits	$ 136,705	$ 154,934